Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Revenue	$ 591,181	$ 403,777	$ 290,830
Cost of sales	243,569	191,709	145,206
Gross profit	347,612	212,068	145,624
Selling, general and administrative expenses	200,110	164,965	100,103
Depreciation and amortization	9,374	6,601	4,567
Operating income	138,128	40,502	40,954
Net interest and other finance costs	12,888	9,962	7,996
Income before income taxes	125,240	30,540	32,958
Income tax expense	29,185	8,900	6,473
Net income	96,055	21,640	26,485
Items that will not be reclassified to earnings, net of tax:
Actuarial loss on post-employment obligation	(315)	(241)	(692)
Items that may be reclassified to earnings, net of tax:
Cumulative translation adjustment	3,158	(382)	0
Net gain on derivatives designated as cash flow hedges	140	13	0
Reclassification of net gains on cash flow hedges to income	(1,349)	0	0
Loss on net investment hedge	(3,456)	0	0
Other comprehensive loss	(1,822)	(610)	(692)
Comprehensive income	$ 94,233	$ 21,030	$ 25,793
Earnings per share
Basic (CAD per share)	$ 0.90	$ 0.22	$ 0.26
Diluted (CAD per share)	$ 0.86	$ 0.21	$ 0.26